6. FINANCIAL RISK MANAGEMENT (Details 2) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 42,966	$ 25,972	$ 7,993
Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	36,039	17,034
Fixed interest rate | Argentinian pesos
Disclosure of detailed information about borrowings [line items]
Total borrowings	2,270	2,729
Fixed interest rate | US Dollar
Disclosure of detailed information about borrowings [line items]
Total borrowings	33,769	14,305
Floating interest rates
Disclosure of detailed information about borrowings [line items]
Total borrowings	5,711	8,287
Floating interest rates | Argentinian pesos
Disclosure of detailed information about borrowings [line items]
Total borrowings	3,603	5,808
Floating interest rates | US Dollar
Disclosure of detailed information about borrowings [line items]
Total borrowings	2,108	2,479
Non interest accrual
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,216	651
Non interest accrual | Argentinian pesos
Disclosure of detailed information about borrowings [line items]
Total borrowings	697	284
Non interest accrual | US Dollar
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 519	$ 367